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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  31-Mar-05

Check here if Amendment / /  Amendment Number:

This Amendment (Check only one)    / / is a restatement.
                                   / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Mark S. Siegel
Address:        1801 Century Park East Suite 1111
                Los Angeles, CA 90067

Form 13F File Number:  28-4186

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Mark S. Siegel
Title:          President
Phone:          (310) 843-0050

Signature, Place, and Date of Signing

/s/ MARK S. SIEGEL             Los Angeles, California              4/27/2005
-----------------------------  ----------------------------------  ------------
[Signature]                    [City, State]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PAGE 1 OF 1                     NAME OF REPORTING MANAGER: REMY INVESTORS AND CONSULTANTS, INC.
--------------- -----------------------------------------------------------------------------------------------
                                                               ITEM 6: INVESTMENT DISCRETION
                                                         ------------------------------------------
                                               ITEM 5:               (B) SHARED--
                 ITEM 2:             ITEM 4:   SHARES                     AS                          ITEM 7:
                  TITLE    ITEM 3:    FAIR       OF                     DEFINED                       MANAGERS
    ITEM 1:        OF       CUSIP    MARKET   PRINCIPAL                   IN          C) SHARED--       SEE
NAME OF ISSUER    CLASS    NUMBER     VALUE    AMOUNT    (A) SOLE      INSTR. V          OTHER        INSTR. V
---------------  -------  ---------  -------  ---------  ---------  ---------------  --------------  ----------
                                     (X1000)
PATTERSON-UTI
  ENERGY
  CORP.........  COMMON   703481101   82,277  3,288,448      x
VIACOM, INC....  COMMON   925524308   17,978   516,168       x
                                     -------
 COLUMN TOTALS.                      100,255
                                     -------

PAGE 1 OF 1                 SEC USE ONLY
---------------  ----------------------------------

                      ITEM 8: VOTING AUTHORITY
                              (SHARES)
    ITEM 1:      ----------------------------------
NAME OF ISSUER   (A) SOLE    (B) SHARED    C) NONE
---------------  ---------  ------------  ---------

PATTERSON-UTI
  ENERGY
  CORP.........      x
VIACOM, INC....      x
 COLUMN TOTALS.

                                                                 SEC 1685 (5/91)

                             Form 13F Summary Page

Report Summary:

Number of other Included Managers:
                                                              --------
Form 13F Information Table Entry Total:
                                                              --------
Form 13F Information Table Value Total:                       $100,255
                                                              --------
                                                                (x1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE